Note 20 - Loans and borrowings (Detail) - Loans and borrowings (USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank overdrafts	$ 480,916	$ 1,876,430
Revolving term loans	4,580,403	2,389,790
Term loan, current portion	543,105	514,961
Loan from related party	518,500
	6,122,924	4,781,181
Term loan, non current portion		511,878
	$ 6,122,924	$ 5,293,059